Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Federal Effective Tax Rate

The table below summarizes the difference between the U.S. statutory federal tax rate and the Company’s effective tax rate for the three months ended March 31, 2026 and 2025:

For the three months ended
March 31
	2026	2025

U.S. federal income tax rate	21%	21.0%
Tax rate difference	-%	-%
Nontaxable items	-%	-%
GILTI tax	-%	-%
Others	-%	-%
Valuation allowance	-%	-%
Effective tax rate	-%	-%

The table below summarizes the difference between the U.S. statutory federal tax rate and the Company’s effective tax rate for the years ended December 31, 2025 and 2024:

	Years Ended December 31,
	2025	2024

U.S. federal income tax rate	21%	21.0%
Tax rate difference	-%	4.0%
Nontaxable items	-%	-%
GILTI tax	-%	-%
Others	-%	0.4)%
Valuation allowance	-%	(25.0)%
Effective tax rate	-%	0.4)%